CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating activities:
Net income (loss)	$ (89,690,677)	$ (149,924,023)	$ 20,998,219
Adjustments to reconcile net income (loss) to net cash provided by/(used in) operating activities:
Depreciation and amortization	12,582,314	13,369,416	14,338,529
Loss from equity in affiliates	17,089	13,871	23,859
Allowance for credit losses	13,743,558	111,267,396	4,877,117
Share-based compensation	1,824,367	1,657,278	2,978,026
Unrealized loss (gain) on marketable securities		1,722,700	(850,402)
Non-cash lease expenses	4,519,231	4,860,980	4,471,324
Interest expenses	51,972	9,147
Others	29,844	68,880	688,707
Changes in operating assets and liabilities:
Accounts receivable	24,213,386	61,918,496	(65,126,276)
Contract assets	1,603,704	458,775	(1,074,573)
Customer deposits	(6,614,821)	469,505	44,750,151
Amounts due from related parties	1,437,931	5,165,007	593,523
Marketable securities	1,185,893	1,369,581
Right-of-use assets	(53,555)	(2,604,610)	(3,360,748)
Prepaid expenses and other current assets	19,816,231	(17,241,261)	211,913
Other non-current assets	(258,462)	64,497	30,398
Accounts payable	(909,353)	(1,228,688)	1,285,916
Accrued payroll and welfare expenses	(8,174,397)	(7,872,273)	(3,632,710)
Income tax payable	(33,249,906)	(2,134,475)	6,228,894
Other tax payable	(7,783,636)	(3,271,899)	1,035,107
Amounts due to related parties	(2,827,332)	526,038	2,699,108
Lease liabilities, current	(543,852)	120,414	271,983
Other current liabilities and accrued expenses	(55,071,737)	(44,291,642)	70,262,381
Deferred tax assets	22,666,371	(9,569,781)	11,132,101
Deferred tax liabilities	(2,491,596)	(2,522,902)	(3,198,793)
Lease liabilities, non-current	(3,998,292)	(2,289,230)	(1,139,046)
Net cash provided by/(used in) operating activities	(107,975,725)	(39,888,803)	108,494,708
Investing activities:
Deposits for and purchases of property and equipment and intangible assets	(139,795)	(1,115,482)	(1,553,067)
Proceeds from disposal of property and equipment	146,147	797,174	1,654,838
Net cash provided by/(used in) investing activities	6,352	(318,308)	101,771
Financing activities:
Proceeds from exercise of options		258,311	561,448
Proceeds from short-term borrowings	746,990	784,230
Repayment for short-term borrowings	(746,990)
Payment for interests of short-term borrowings	(51,972)	(9,147)
Prepayment and payment for acquisition of non-controlling interest of subsidiary			(21,188)
Net cash provided by/(used in) financing activities	(51,972)	1,033,394	540,260
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(16,725,828)	5,862,923	17,557,865
Net increase/(decrease) in cash, cash equivalents and restricted cash	(124,747,173)	(33,310,794)	126,694,604
Cash, cash equivalents and restricted cash at the beginning of the year	252,395,902	285,706,696	159,012,092
Cash, cash equivalents and restricted cash at the end of the year	127,648,729	252,395,902	285,706,696
Supplemental disclosure of cash flow information:
Income taxes paid/(refund)	141,144	1,358,100	(52,961)
Interest expenses paid	51,972	9,147
Non-cash information on lease liabilities arising from obtaining right-of-use assets	2,783,430	2,064,279	1,967,269
Non-cash investing and financing activities:
Additional paid in capital increased/(decreased) in connection with business disposal		75,333
Non-controlling interest recognized in connection with business disposal		(75,333)
Reconciliation to amounts on consolidated balance sheets:
Cash and cash equivalents	123,378,034	250,313,799	284,489,282
Restricted cash	4,270,695	2,082,103	1,217,414
Total cash, cash equivalents, and restricted cash shown in the statement of cash flows	$ 127,648,729	$ 252,395,902	$ 285,706,696